Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

	As of
	December 31, 2019	December 31, 2018
Raw materials	$3,626,104	$5,055,940
Revolving material	744,887	573,907
Consigned processing material	63,608	33,470
Work-in-progress	1,465,767	2,020,295
Finished goods	3,084,128	3,752,899
Goods in transit	1,122,918	1,142,070
Less: reserve for inventories	(134,535)	(178,107)
Inventories, net	$9,972,877	$12,400,474